FINANCIAL INSTRUMENTS - Change in the Balance of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Balance, beginning of period	$ 1,199
Balance, end of period	5,089	$ 1,199
Level 3
Disclosure of continuing involvement in derecognised financial assets [line items]
Balance, beginning of period	0	0
Fair value changes in other comprehensive income	4	0
Additions	1,021	0
Disposals	(8)	0
Balance, end of period	$ 1,017	$ 0